Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

As of	Redeemable Convertible Preferred Stock:	Date Issued	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Dividend Rate Per Share
December 31, 2016	Series A	September 2014	$1,000	500,000	223,987	$275,463	9%
December 31, 2017	Series A	September 2014	$1,000	—	—	$—	0%